Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-current
Other payables	$ 5,218	$ 4,629
Trade and other payables, non current	5,218	4,629
Current
Trade payables	232,930	330,622
Deferred revenue	64,883	41,462
Withholding tax payable	2,239	3,555
Payroll and other related statutory liabilities	42,844	46,282
VAT payables	29,921	37,829
Other payables	49,683	72,877
Trade and other payables	422,500	532,627
Current contract liabilities	$ 18,900	$ 7,900	$ 22,900